Cash and cash equivalents (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash and cash equivalents
Cash at bank and in hand	£ 87,434	£ 110,658	£ 80,620